Note 18 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards	$ 41,300,000
Deferred Tax Assets, Valuation Allowance	$ 15,517,441	$ 6,905,572
Open Tax Year	2016 2017 2018 2019 2020 2021 2022
Tax Cuts and Jobs Act [Member]
Operating Loss Carryforwards	$ 4,240,000